Other liabilities	12 Months Ended
Nov. 30, 2019
Other Liabilities [Abstract]
Other liabilities
18.	Other liabilities

	Note	November 30, 2019

Deferred lease inducements		$238
Stock appreciation rights	19(c)	28

		$266